Other Payables, Accruals and Advance Receipts (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Other Payables, Accruals and Advance Receipts
Accrued salaries and benefits	$ 28,527	$ 21,982
Accrued research and development expenses	86,477	72,697
Accrued selling and marketing expenses	7,800	5,747
Accrued administrative and other general expenses	12,587	10,319
Accrued issuance costs	8,678	1,352
Deferred government grants	6,889	374
Deposits	1,636	1,408
Deposit received for divestment of HBYS (Note 7)	15,912
Others	13,104	7,003
Total other payables, accruals and advance receipts	$ 181,610	$ 120,882